Affiliated Companies and Other Equity-Method Investees (Summary of Balances and Transactions with Affiliated Companies) (Details) In Millions	12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Affiliated Companies and Other Equity-method Investees [Member] USD ($)	Mar. 31, 2011 Affiliated Companies and Other Equity-method Investees [Member] JPY (¥)	Mar. 31, 2010 Affiliated Companies and Other Equity-method Investees [Member] JPY (¥)	Mar. 31, 2009 Affiliated Companies and Other Equity-method Investees [Member] JPY (¥)
Investments in affiliated companies					$ 3,146	¥ 260,339	¥ 247,641
Advances to affiliated companies	154	12,766	3,632		154	12,766	3,632
Revenues	16,741	1,385,492	1,356,751	664,511	37	3,056	362	865
Non-interest expenses	12,535	1,037,443	1,045,575	1,092,892	638	52,796	58,219	43,750
Purchase of software and tangible assets					$ 253	¥ 20,945	¥ 25,954	¥ 44,602